Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (formerly Statement of Financial Accounting Standard No., 109, Accounting for Income Taxes). Under the provisions of ASC 740, a deferred tax asset or liability (net of a valuation allowance) is provided in the financial statements by applying the provisions of applicable laws to measure the deferred tax consequences of temporary differences that will result in taxable or deductible amounts in future years as a result of events recognized in the financial statements in the current or proceeding years.

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consists of the following:

Effective tax rate
Federal statutory rate	34.00%
Effect of:
State taxes, net of federal benefit	3.06%
Permanent items	-3.91%
Return to Provision Adjustment	5.65%
Other Adjustment	-%
Valuation allowance	-38.80%
Effective income tax rate	0.00%

Book loss reconciliation to estimated taxable income is as follows (in thousands):

	2017	2016
Book loss	$(12,924)	$(10,933)
Tax adjustments:
Stock Based Comp	$956	$61
Stock Comp Exercised	$-	$(33)
Impairments	$6,900	$-
Capital Expenses	$1,032	$2,629
Meals & Entertainment	$-	$6
Warrant Expense	$331	$327
Political Contributions	$-	$16
Gain / Loss on Disposal	$(89)	$-
Depreciation	$(617)	$514
Amortization	$(14)	$834
Estimate of taxable income	$(4,425)	$(6,579)

Income tax provision is summarized below (in thousands):

	2017	2016
Current expense (benefit)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(4,600)	(2,382)
State	(414)	(214)
Total deferred	(5,014)	(2,596)
Less: Valuation allowance	5,014	2,596
Total	$-	$-

We will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred. At December 31, 2017 we had no unrecognized tax benefits in income tax expense, and do not expect any in 2018. Our income tax returns are no longer subject to Federal tax examinations by tax authorities for years before 2014 and state examinations for years before 2014.

The components of the deferred tax asset are as follows (in thousands):

Current deferred tax asset:	2017	2016
Net operating loss carryforwards	$(18,309)	$(16,319)
Capital loss	(10)	(10)
Bargain purchase	643	643
RSU & stock option expense	(2,349)	(1,995)
Fixed Assets and Intangibles	(327)	(214)
Charitable Contributions	(5)	(5)
Bad Debt	-	-
Total cumulative deferred tax assets	(18,339)	(17,899)
Valuation allowance	18,339	17,899
Effective income tax asset	$-	$-

For the years ended December 31, 2017 and December 31, 2016, the deferred tax asset of $18,384,000 and $17,889,000, respectively, has a valuation allowance of $18,384,000 and $17,899,000, respectively, since management has determined the tax benefit cannot be reasonably assured of being used in the near future. The net operating loss carryforward, if not used, will begin to expire in 2029, and is severely restricted as per the Internal Revenue Code if there is a change in ownership. The following is a summary of the combined net operating loss carryforward (in thousands):

	Federal	Colorado
12/31/16	$44,035	$44,035
12/31/17	4,425	4,425
Balance	$48,460	$49,460